Significant Accounting Policies - Schedule of Calculation of Basic and Diluted Net Income (Loss) per Share of Common Stock (Detail) - USD ($)	5 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021
Numerator:
Allocation of net loss	$ (2,958,534)	$ (2,958,534)	$ (4,878,363)
Class A
Numerator:
Allocation of net loss		$ (1,043,325)	$ (3,902,690)
Denominator:
Earnings Per Share, Diluted		$ (0.50)	$ (0.23)
Weighted Average Number of Shares Outstanding, Diluted		2,079,787	17,250,000
Weighted Average Number of Shares Outstanding, Basic		2,079,787	17,250,000
Earnings Per Share, Basic		$ (0.50)	$ (0.23)
Basic and diluted weighted average common shares outstanding		2,079,787
Basic and diluted net income (loss) per common stock		$ (0.50)
Class B
Numerator:
Allocation of net loss		$ (1,915,209)	$ (975,673)
Denominator:
Earnings Per Share, Diluted		$ (0.50)	$ (0.23)
Weighted Average Number of Shares Outstanding, Diluted		3,817,819	4,312,500
Weighted Average Number of Shares Outstanding, Basic		3,817,819	4,312,500
Earnings Per Share, Basic		$ (0.50)	$ (0.23)
Basic and diluted weighted average common shares outstanding		3,817,819
Basic and diluted net income (loss) per common stock		$ (0.50)